UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM 13F/A

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2012

Check here if Amendment [X]:     Amendment Number: 1
This Amendment (Check only one.):                 [X] is a restatement.
                                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Invesco Private Capital, Inc.
Address:    1555 Peachtree Street, N.E.
            Atlanta, GA 30309

Form 13F File Number 028-12271

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Scott A. Trapani
Title:    Chief Compliance Officer
Phone:    404-881-3435

Signature, Place, and Date of Signing:

/s/ Scott A. Trapani  Atlanta, GA           07/25/2012
[Signature]          [City, State]          [Date]

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

Form 13F File Number        Name
028-12271                   Invesco Private Capital, Inc.

FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:             1

Form 13F Information Table Entry Total:       17

Form 13F Information Table Value Total: 1,139,333 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.     Form 13F File Number     Name
A       028-12271                Invesco Private Capital, Inc.
1       028-13083                WL Ross & Co. LLC


SECURITY                 TITILE         CUSIP     MARKET    PAR     SH/ PUT/ INVEST-    OTHER    VOTING     VOTING  VOTING
DESCRIPTION              OF                       VALUE     VALUE   PRN CALL MENT       MNGRS    SOLE       SHARED  NONE
                         CLASS                    THOUSANDS                  DISCRETION
Air Lease Corporation    Common         00912X302   102298  4250000 SH       DEFINED    1         4250000      0    0
Assured Guaranty Ltd.    Common         G0585R106   327680 19835370 SH       DEFINED    1        19835370      0    0
Bankunited Inc.          Common         06652K103   343028 13721131 SH       DEFINED    1        13721131      0    0
Bioscrip Inc.            Common         09069N108     2249   331156 SH       DEFINED    1          331156      0    0
Cascade Bancorp          Common         147154207    65143 11468750 SH       DEFINED    1        11468750      0    0
Delta Air Lines          Common         247361702     1497   151000 SH       DEFINED    1          151000      0    0
Exco Resources Inc.      Common         269279402   195612 29504077 SH       DEFINED    1        29504077      0    0
Key Energy Svcs Inc.     Common         492914106     4884   316100 SH       DEFINED    1          316100      0    0
Sun Bancorp Inc.         Common         86663B102    75116 21279241 SH       DEFINED    1        21279241      0    0
United Continental       Common         910047109     4994   232300 SH       DEFINED    1          232300      0    0
Callidus Software, Inc.  Common         13123E500    11492  1471406 SH       DEFINED              1471406      0    0
Cyclacel Pharmaceuticals Common         23254L108      586   814213 SH       DEFINED               814213      0    0
Harmonic, Inc.           Common         413160102     3385   618846 SH       DEFINED               618846      0    0
Infinera, Inc.           Common         45667G103      376    46275 SH       DEFINED                46275      0    0
Maxlinear                Common         57776J100       62    11064 SH       DEFINED                11064      0    0
MetroPCS                 Common         591708102      902   100000 SH       DEFINED               100000      0    0
ZipRealty                Common         98974v107       31    22282 SH       DEFINED                22282      0    0



Grand Total (in Thousands)                       1,139,333
Total Count                                             17